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                               MERIDIAN FUND, INC.
                       Registration Nos. 2-90949; 811-4014

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Meridian Fund, Inc. (the "Company") that the form of Prospectus and Statement of Additional Information for the Meridian Equity Income Fund, Meridian Growth Fund and Meridian Value Fund of the Company that would have been filed pursuant to 17 C.F.R. 230.497(j) do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 29, the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically on October 26, 2006.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 1st day of November, 2006.


Witness:                                    MERIDIAN FUND, INC.

By: /s/ Robert Ficarro                      By: /s/ Gregg Keeling
    ------------------                          -----------------
Name:   Robert Ficarro                      Name:   Gregg Keeling
Title:  Assistant Secretary                 Title:  CFO/Secretary/Treasurer